SHAREHOLDERS' DEFICIT - Common stock (Details)	4 Months Ended	12 Months Ended
	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Sep. 30, 2026 Vote $ / shares shares	Jan. 07, 2026 shares
Minimum | Sponsor | Founder Shares
SHAREHOLDERS' EQUITY
Conversion ratio	1	1	1
Class A
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	150,000,000	150,000,000	150,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1	1
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized	15,000,000	15,000,000	15,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1	1
Ordinary shares, shares issued	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000
Conversion ratio	1	1	1
Class B | Sponsor
SHAREHOLDERS' EQUITY
Number of shares subject to forfeiture			750,000
Class B | Sponsor | Founder Shares
SHAREHOLDERS' EQUITY
Ownership percentage	25.00%	25.00%
Number of shares no longer subject to forfeiture				750,000
Threshold aggregate additional shares issuable, percentage	25.00%	25.00%	25.00%
Class B | Sponsor | Founder Shares | Subsequent events
SHAREHOLDERS' EQUITY
Number of shares no longer subject to forfeiture				750,000
Class B | Maximum | Sponsor | Founder Shares
SHAREHOLDERS' EQUITY
Number of shares subject to forfeiture	750,000	750,000
Class A ordinary Shares Subject to Possible Redemption
SHAREHOLDERS' EQUITY
Temporary Equity, Shares Issued	0	0	17,250,000
Temporary Equity, Shares Outstanding	0	0	17,250,000